INCOME TAXES - Recognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Recognized deferred tax assets (liabilities)	$ (244,887)	$ (17,572)
Property, plant and equipment
INCOME TAXES
Recognized deferred tax assets (liabilities)	(281,008)	(20,846)
Inventory
INCOME TAXES
Recognized deferred tax assets (liabilities)	(5,423)	(3,606)
Mining Royalties
INCOME TAXES
Recognized deferred tax assets (liabilities)	1,768	1,169
Accrued liabilities
INCOME TAXES
Recognized deferred tax assets (liabilities)	7,750	600
Site closure provisions
INCOME TAXES
Recognized deferred tax assets (liabilities)	22,328
Long term debt
INCOME TAXES
Recognized deferred tax assets (liabilities)	(1,324)
Non-capital losses
INCOME TAXES
Recognized deferred tax assets (liabilities)	651	841
Capital losses
INCOME TAXES
Recognized deferred tax assets (liabilities)	1,324
Intercompany debt
INCOME TAXES
Recognized deferred tax assets (liabilities)	(4,337)
Mining tax deduction
INCOME TAXES
Recognized deferred tax assets (liabilities)	11,409	4,994
Derivatives assets and liabilities
INCOME TAXES
Recognized deferred tax assets (liabilities)		(841)
Other
INCOME TAXES
Recognized deferred tax assets (liabilities)	$ 1,975	$ 117